INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Effective income tax rate	35.00%	35.00%
Net loss carryforwards	$ (1,491,000)	$ (514,000)
Net loss carryforwards, expiration	Dec. 31, 2029